Financial Statement Schedule I Condensed Financial Information of Parent Company - Convenience Translation - Additional Information (Details)	Dec. 31, 2020
Additional Financial Statement Information [Line Items]
USD exchange rate	6.5250
Parent Company
Additional Financial Statement Information [Line Items]
USD exchange rate	6.5250